Financial instruments: valuation - Level 3 Sensitivities of Liabilities (Details) - GBP (£) £ in Millions			12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Fair value of liabilities
Liabilities	£ 167,807		£ 149,577
Specified target level of certainty for assumptions of unobservable inputs			90.00%
Derivatives
Fair value of liabilities
Financial liabilities	100,835		£ 94,047
Liabilities	100,835		94,047
Other financial liabilities
Fair value of liabilities
Financial liabilities	49,326		49,107
Level 3
Fair value of liabilities
Liabilities	609	£ 894	976
Sensitivity favourable	30	30
Sensitivity unfavourable	30	30
Level 3 | Deposits
Fair value of liabilities
Liabilities	2		1
Level 3 | Short Positions
Fair value of liabilities
Liabilities	1
Level 3 | Derivatives
Fair value of liabilities
Liabilities	606		£ 975
Sensitivity favourable	30	30
Sensitivity unfavourable	£ 30	£ 30